Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash
Prepaid expenses and other current assets
Total current assets
Total non-current assets
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable	51,494
Accounts payable – related party	1,365
Total current liabilities	52,859
TOTAL LIABILITIES	52,859
STOCKHOLDERS’ DEFICIT
Preferred stock, par value $0.001; 50,000,000 shares authorized; 300,000 and 0 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	300
Common stock, par value $0.001; 350,000,000 shares authorized, 235,176,673 shares issued and outstanding as of December 31, 2021 and 2020, respectively-related party	235,177	235,177
Additional paid in capital	99,700
Accumulated deficit	(388,036)	(235,177)
Total stockholders’ deficit	(52,859)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT